Shareholder Fees - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO	Jun. 29, 2022 USD ($)
FidelityMidCapIndexSmallCapIndexFunds-ComboPRO | Fidelity Small Cap Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none